Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income	$ (297)	$ 24,384	$ 89,795	$ 77,516	$ 32,995
Net loss attributable to noncontrolling interest	(1,373)		64,241
Net income available to Class A common stockholders - Basic	1,076		25,554
Dilutive effect of warrants on net income to Class A common stockholders	0		0
Net income available to Class A common stockholders - Diluted	$ 1,076		$ 25,554
Denominator:
Weighted average Class A common stock outstanding - Basic (in shares)	13,581,828		13,218,119	0	0
Effect of dilutive securities:
Warrants (in shares)	0		0
Dilutive common unit equivalents (in shares)	53,655		8,930
Weighted average units outstanding - diluted (in shares)	13,635,483		13,227,049	0	0
Basic EPS (in dollars per share)	$ 0.08		$ 1.93	$ 0	$ 0
Diluted EPS (in dollars per share)	$ 0.08		$ 1.93	$ 0	$ 0
Stock Options
Effect of dilutive securities:
Dilutive securities (in shares)	0		0
Restricted Stock Units (RSUs)
Effect of dilutive securities:
Dilutive securities (in shares)	53,655		8,930